Summary of Significant Accounting Policies - Schedule of Quantitative Information about non-recurring Level 3 Fair Value Measurements (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Fair Value of Goodwill
Valuation Techniques	Discounted cash flow
Unobservable Inputs	Profit after tax
Range One [Member]
Unobservable Inputs	Annual Growth
Range One [Member] | Minimum [Member]
Fair value assumption, percentage	(125.00%)
Range One [Member] | Maximum [Member]
Fair value assumption, percentage	142.00%
Range Two [Member]
Unobservable Inputs	Discount rate
Fair value assumption, percentage	22.57%